                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1998

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Egerton Capital Limited Partnership
Address: 2 George Yard
         Lombard Street
         London EC3V 1DH
         England

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Armitage
Title:   Managing Director
         Egerton Capital Limited (General Partner)
Phone:   (011) 00441714109090

Signature, Place, and Date of Signing:

    /s/ John Armitage        London, England      July 9, 1999
    __________________       _______________     ______________
       [Signature]            [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     3

Form 13F Information Table Value Total:     62,685
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]

Form 13F Information Table

NAME OF ISSUER                  TITLE         CUSIP      VALUE $'000    SHARES      PUT/CALL   INVESTMENT      VOTING AUTHORITY
                                OF CLASS                                            OPTION     DISCRETION
-------------------------       ------------  ---------  -------------  ----------  ---------  --------------  ----------------
Cadiz Inc (CLCI)                Common Stock  127537108     16,297       2,135,911                 Yes         Sole
Cellular Communications
  International Inc             Common Stock  150918100     26,758         393,502                 Yes         Sole
Minorco SA (Minerals
  & Resources
  Corporation Ltd)              ADR           604340307     19,630       1,294,000                 Yes         Sole

Total                                         total         62,685




































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